Bank Line of Credit (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in dollars)	$ 3,000,000	$ 3,000,000
Line of Credit Facility, Interest Rate Description	The interest rate is variable and is 0.75% plus prime with a minimum rate of 5.87% per annum.	The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%.
Line of Credit Facility, Amount Outstanding (in dollars)	$ 3,000,000	$ 3,000,000	$ 3,000,000
Line of Credit Facility, Interest Rate at Period End	5.87%	5.87%	5.87%